Interim Condensed Consolidated Balance Sheets (Unaudited (Parenthetical) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Statement of Financial Position [Abstract]
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	21,600,000	20,000,000
Common stock, shares outstanding	21,600,000	20,000,000